Fair value measurement (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Financial Assets
Cash equivalents	$ 23,713	$ 45,296
Noncurrent asset		550
Total financial assets	23,713	45,846
Level I
Financial Assets
Cash equivalents	23,713	45,296
Total financial assets	$ 23,713	45,296
Level II
Financial Assets
Noncurrent asset		550
Total financial assets		$ 550